Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Common Stock Outstanding Roll Forward

	Number of Shares	Amount
Outstanding at December 31, 2022	393,806,489	$3,703.8
Shares issued through:
Share-based compensation plans	1,425,024	12.3
Manitou acquisition (Note 9)	1,045,593	13.4
DRIP (iii)	353,084	4.1
ESPP (iv)	469,566	5.6
Exercise of warrants	60,983	0.9
Cancellation of unexchanged shares	(203,755)	(1.5)
Outstanding at December 31, 2023	396,956,984	$3,738.6
Shares issued through:
Argonaut acquisition (Note 6)	20,423,051	360.1
Share-based compensation plans	1,006,149	8.6
Orford acquisition (Note 9)	908,689	13.3
Flow-through share financing (ii)	451,990	6.5
DRIP (iii)	349,088	5.8
ESPP (iv)	401,537	6.3
Exercise of Manitou and Orford warrants and stock options	88,308	1.4
Cancellation of unexchanged shares	(220,745)	(2.1)
Outstanding at December 31, 2024	420,365,051	$4,138.5

Disclosure of number and weighted average exercise prices of share options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2022	3,924,851	$8.32
Granted	481,449	14.10
Exercised	(1,424,916)	8.01
Forfeited	(215,007)	10.40
Outstanding at December 31, 2023	2,766,377	$9.32
Granted	471,177	16.07
Exercised	(1,006,149)	7.94
Outstanding at December 31, 2024	2,231,405	$11.37

Weighted average fair value assumptions used in the Black-Scholes valuation for stock options	The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2024	December 31, 2023
Weighted average share price at grant date (CAD$)	$16.07	$14.10
Average risk-free rate	3.77%	3.87%
Average expected dividend yield	0.78%	0.96%
Expected stock price volatility (based on historical volatility)	40%	48%
Expected life of option (months)	42	42
Weighted average per share fair value of stock options granted (CAD$)	$5.08	$4.94

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2024:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$6.01 - $7.00	54,167	6.58	1.20	54,167	6.58
$7.01 - $8.00	313,745	7.63	2.02	313,745	7.63
$8.01 - $11.00	985,661	9.47	3.60	803,759	9.42
$11.01 - $14.05	399,125	14.05	5.18	117,766	14.05
$14.06 - $23.83	478,707	16.08	4.79	—	—
	2,231,405	$11.37	4.09	1,289,437	$9.29

Stock options outstanding and exercisable by range of exercise prices
Stock options outstanding and exercisable as at December 31, 2024:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$6.01 - $7.00	54,167	6.58	1.20	54,167	6.58
$7.01 - $8.00	313,745	7.63	2.02	313,745	7.63
$8.01 - $11.00	985,661	9.47	3.60	803,759	9.42
$11.01 - $14.05	399,125	14.05	5.18	117,766	14.05
$14.06 - $23.83	478,707	16.08	4.79	—	—
	2,231,405	$11.37	4.09	1,289,437	$9.29

Continuity of the changes in the number of other long-term incentive plans (LTIP) outstanding
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2024 and 2023:

	Restricted share units ("RSU")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2022	2,134,549	1,054,606	1,350,425
Granted	747,993	112,653	369,589
Forfeited	(383,686)	—	(134,563)
Settled	(587,118)	(154,025)	(426,163)
Outstanding units, December 31, 2023	1,911,738	1,013,234	1,159,288
Granted	719,978	93,546	348,474
Forfeited/expired	(195,159)	—	(63,254)
Settled	(524,965)	—	(412,713)
Outstanding units, December 31, 2024	1,911,592	1,106,780	1,031,795

Schedule of Earnings (loss) per share

	For the years ended
	December 31, 2024	December 31, 2023
Net earnings	$284.3	$210.0
Weighted average number of common shares outstanding (in thousands)	408,165	395,509
Basic earnings per share	$0.70	$0.53

Dilutive effect of potential common share equivalents (in thousands)	2,381	2,560

Diluted weighted average number of common shares outstanding (in thousands)	410,546	398,069
Diluted earnings per share	$0.69	$0.53

Share units excluded from calculation of diluted earnings per share for the years ended:
(in thousands)	December 31, 2024	December 31, 2023
Stock options	5	4